SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015	875,250
Weighted average remaining contractual life	40 months
Options exercisable as of December 31, 2015	380,083
$4.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015	36,000
Exercise price | $ / shares	$ 4.25
Weighted average remaining contractual life	43 months 1 day
Options exercisable as of December 31, 2015	18,000
$4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015	291,250
Exercise price | $ / shares	$ 4.35
Weighted average remaining contractual life	25 months 6 days
Options exercisable as of December 31, 2015	213,750
$3.53 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015	55,000
Exercise price | $ / shares	$ 3.53
Weighted average remaining contractual life	17 months 1 day
Options exercisable as of December 31, 2015	55,000
$5.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015	85,000
Exercise price | $ / shares	$ 5.14
Weighted average remaining contractual life	16 months 1 day
Options exercisable as of December 31, 2015	85,000
$5.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015	25,000
Exercise price | $ / shares	$ 5.16
Weighted average remaining contractual life	44 months 1 day
Options exercisable as of December 31, 2015	8,333
$4.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015	209,000
Exercise price | $ / shares	$ 4.15
Weighted average remaining contractual life	56 months 15 days
Options exercisable as of December 31, 2015
$4.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015	150,000
Exercise price | $ / shares	$ 4.96
Weighted average remaining contractual life	62 months 15 days
Options exercisable as of December 31, 2015
$4.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015	24,000
Exercise price | $ / shares	$ 4.4
Weighted average remaining contractual life	65 months 7 days
Options exercisable as of December 31, 2015